Document and Entity Information	Nov. 09, 2021
Document Document And Entity Information [Abstract]
Entity Registrant Name	NuVasive, Inc.
Amendment Flag	false
Entity Central Index Key	0001142596
Document Type	8-K
Document Period End Date	Nov. 09, 2021
Entity Incorporation State Country Code	DE
Entity File Number	000-50744
Entity Tax Identification Number	33-0768598
Entity Address, Address Line One	7475 Lusk Boulevard
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92121
City Area Code	858
Local Phone Number	909-1800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	NUVA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false